Carlyle Credit Income Fund

Part G Item 1(b)(ii) – Terms of New or Amended Securities

In November 2023, Carlyle Credit Income Fund (the “Fund”) issued 8.75% Series A Preferred Shares due 2028 (“Series A Preferred Shares”). A description of the terms of the Series A Preferred Shares is included under the headings “Description of Our Series A Preferred Shares” and “Additional U.S. Federal Income Tax Considerations” in the Fund’s prospectus supplement filed with the Securities and Exchange Commission (“SEC”) on November 21, 2023 (SEC Accession No. 0001193125-23-281553), which description is incorporated by reference herein.

In August 2024, the Fund issued 7.125% Series B Convertible Preferred Shares due 2029 (“Convertible Preferred Shares”). A description of the terms of the Convertible Preferred Shares is included in the Second Supplement to the Amended and Restated Declaration of Trust of the Fund, which was filed as exhibit 3.1 to the Fund’s current report on Form 8-K dated August 26, 2024 and filed with the SEC on August 28, 2024 (SEC Accession No. 0001193125-24-207978), which description is incorporated by reference herein.